UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA HOMELAND SECURITY FUND

Annual Report

December 31, 2007

INTRODUCTION

THANK YOU…for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape.  Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds.  Our Mutual Fund managers are the principals of the Fund’s Investment Adviser and are the original architects of the Mutual Funds they manage.  While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution.  An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-freenumber to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

ONLINE ACCOUNT MANAGEMENT

Manage your personal account of Ancora Funds online.  www.ancora.ws

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER	1
ANCORA INCOME FUND	5
ANCORA EQUITY FUND	11
ANCORA SPECIAL OPPORTUNITY FUND	17
ANCORA HOMELAND SECURITY FUND	23
GETTING STARTED	29
FINANCIAL REVIEW	33
FUND EXPENSES	58
TRUSTEES & OFFICERS & SERVICE PROVIDERS	60

This report and the audited financial statement contained herein are provided for the general information of the shareholders of the Ancora Funds.  Investors should carefully consider before investing each Fund’s investment objective, risks and expenses.  For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com.  Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Richard A. Barone

Chairman

Dear Shareholder:

Every year begins with promise, but it was clear that as 2007 came to a close, market sentiment was distinctly negative. Markets tend to have predictive powers, so the hope going into 2008 was that the market got it all wrong, that the worst was upon us and that things would get better as the year progressed. At least we can hope.

Housing and autos have always been the mainstays of the American economy. If all went well in these sectors you could expect that general economic activity would improve quarter to quarter and year over year. As we entered 2008, the best that could be said of either sector is that most people need a place to live and a car to drive. Otherwise, things have hardly ever been worse.

For the first time since the great depression of the 1930’s, the price of the median home declined nearly 10% during 2007, and it is estimated that over 10% of all homes carry mortgages in excess of the value of the underlying real estate. In addition, all three American based auto manufacturers continue to run up huge operating deficits, so much so that they have entirely wiped out the shareholders equity it took decades to build. Added to these woes, and a problem which continued to gain momentum throughout 2007 and into 2008, has been a real honest to goodness liquidity crisis in the financial system.

The Fed has responded to these issues, slowly at first but in recent days at a more rapid pace, by lowering targeted key interest rates, the result of which has been a more normal upward sloping yield curve.  The intended result is to reliquidify the financial system. Lower interest rates are intended to increase the affordability of both housing and autos while our leveraged financial system are more able to reap the benefits of a favorable interest rate spread between the short and long end of the spectrum. The unintended consequence of Fed action, of course, may very well be a new round of inflationary pressures and a continued decline of the dollar in global markets.

ANCORA INCOME FUND

During the final six months of 2007, a number of questions arose with regard to the performance of the Ancora Income Fund. With the lowering of the targeted fed funds rate, why did the value of Ancora Income shares decline while the value of the Lehman Bond Index increase? The answer has several dimensions, very little of which has to do with the credit quality of the portfolio. Perhaps the most important aspect was the fact that the stress in the financial markets has caused a wide variety of results among investment grade issues. Investments in companies such as Merrill Lynch, Citigroup, Bear Stearns and Bancamerica declined in value even though their investment grade ratings remained constant. Additionally, the anxiety among investors resulted in a widening of the discounts, i.e. a decline in price in our portfolio of closed-end income funds. On a positive note, the internal rate of return of our portfolio has been moving up making an increase in our dividend a possibility in the future.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

ANCORA EQUITY FUND

Although technology provided a meaningful positive return to our portfolio for most of 2007, declines in issues such as Cisco and EMC exerted downward pressure in value in November and December.  Additionally, although we sold most of our financially related issues earlier in the year, American Express began its price decline during the same period. Energy remained a bright spot and issues such as Apache and Anadarko, pushed forward for most of the second half of the year. With stress among brokers, bankers, insurance and other financially related issue’s, a number of opportunities are beginning to appear.  We intend to move cautiously but with determination in selecting investments in this category for our portfolio.  For all of 2007, the Ancora Equity Fund advanced 9.35% in value against the S&P 500 which increased 5.49%.

ANCORA SPECIAL OPPORTUNITY

In our search for special opportunities for the Ancora Special Opportunity portfolio, we depend on 2 or 3 of our portfolio companies to make substantial gains, i.e. we expect some big winners during the course of any year. For 2006 and 2007, those winners were not to be found. In addition, the relatively poor return in 2007 for micro-caps, which make up a substantial portion of our portfolio, made it feel like we were pushing against the wind all year. The good news is that good value is once again abundant in this market, and our confidence has been mounting with regard to the future returns we will be able to achieve. For 2007, our portfolio declined -6.21% in value versus the Wilshire 5000 which increased 4.75%.  During the same period the Wilshire Micro-Cap Index declined -8.52% in value.

ANCORA HOMELAND SECURITY

During the first nine months of 2007, The Ancora Homeland Security Fund continued the recovery which began in the middle of 2006.  However, the weakness in small cap stocks during the fourth quarter negatively affected our fund.  Since the Ancora Homeland Security Fund is mainly in smaller companies which have homeland security as their primary focus it is impacted by general weakness in small cap companies.  Furthermore, our country has been fortunate not to have had further terrorist events on our soil.  While good for the country, it does not attract investor interest in the sector.  Unfortunately, looking forward it would not be unexpected if terrorist seek to test the resolve of whoever our next president might be.

Sincerely,

Richard A Barone

INTRODUCTION

ANCORA’S LEGACY

Ancora Advisors was incorporated in 2003, although its lineage dates back to 1973 when Richard Barone founded The Maxus Investment Group.  In 1985, the original Maxus Mutual Fund was founded and in the mid 1990’s the Maxus Investment Group merged with Gelfand Partners.  Since the acquisition of Maxus by a well-known regional bank in early 2001, many of the former principals have reunited “Once Again”.  In January 2004, the Ancora Family of Funds commenced operation and, as we have done in the past, we will again strive to build long-term success for our clients.

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004
ANCORA HOMELAND SECURITY FUND
CLASS C	ANHCX	1/10/2006
CLASS D	ANHDX	1/10/2006

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management.  Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the Group including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

ASSETS:

$17.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of December 31, 2007

INVESTMENT STRATEGY

■  Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■  Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■  Seeks to add value by actively managing duration

■  Sell discipline helps to manage risk

INVESTOR PROFILE

■  This Fund may be suitable for investors who seek:

■  To maximize current income from a high quality investment portfolio.

■  To preserve investor’s capital through its active participation in the market.

TOP HOLDINGS: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
Montgomery Street Income	4.5%
Nuveen Multi-Strategy Income and Growth Fund	4.4%
John Hancock Income Securities Trust	4.2%
CorTS Trust IBM – 7.00%	4.1%
CorTS Trust Disney – 6.875%	4.1%
General Electric Capital Corp. – 6.625%	3.9%
Corporate-Backed Trust Bristol Myers Squibb – 6.80%	3.7%
Kimco Realty – 6.650%, Series F	3.6%
Gabelli Dividend & Income Fund – 5.875%	3.6%
Royce Value Trust Inc. – 5.90%	3.5%

SECTOR DIVERSIFICATION: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
Third Party Trust Preferreds	49.94%
Closed-End Income Funds	21.38%
Closed-End Bond Fund, Senior Securities	8.42%
REIT Preferred Shares	13.35%
Money Market Securities	7.18%
Other	-0.27%

AVERAGE ANNUAL RETURNS: DECEMBER 31, 2007 (d)
NAME	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA INCOME FUND - C(b)	-4.34%	3.14%	2.33%
ANCORA INCOME FUND -D(b)	-4.07%	3.40%	2.57%
LEHMAN AGG INDEX(c)	6.97%	4.56%	4.50%
(a) Inception to data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

(d)  Data is unaudited.

Six Months Ended 12/31/07

Best Performing Securities:

■ CorTS Verizon Global 7.375%

■ Gabelli Div & Inc Trust Preferred

■ John Hancock Patriot Select Fund

■ Blackrock S&P 500 Protected Equity Fund

■ MFS Governement Markets Income Trust

Worst Performing Securities

■ Wachovia Capital Trust IV 6.375%

■ Citigroup Capital VII Trust 7.125%

■ Prologis Trust Series G 6.75%

■ Equity Residential Pfd 6.48%

■ Nuveen Multi-Strategy & Income Growth Fund 2

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Third Party Trust Preferreds
22,000	BAC Capital Trust III - 7.00%	508,200
26,400	Bank One Cap VI 7.20%	617,496
10,000	Bear Stearns Capital Trust - 7.80%	241,600
29,000	Citigroup Capital VI - 7.125%	622,050
12,500	Corporate-Backed Trust Boeing - 6.05%	291,250
29,000	Corporate-Backed Trust Bristol Myers Squibb - 6.80%	663,520
1,100	Corporate-Backed Trust Lehman Brothers AIG- 6.70%	23,309
23,300	Corporate-Backed Trust Lehman Brothers FDX- 7.75%	236,495
8,000	Corporate-Backed Trust Lehman Brothers HSBC- 6.25%	161,600
6,000	Corporate-Backed Trust Motorola - 8.20%	150,060
21,000	CorTS Trust II BellSouth - 7.00%	431,550
29,000	CorTS Trust Disney - 6.875%	733,990
30,000	CorTS Trust IBM - 7.00%	743,400
28,000	General Electric Capital Corp. 6.625%	690,480
15,000	MBNA Capital D - 8.125%	371,250
15,000	Merrill Lynch Preferred- 7.00%	312,000
3,900	NB Capital Corporation - 8.350%	84,903
3,000	Preferredplus Trust - Liberty Media Corp. - 7.00%	58,050
10,900	Preferredplus Trust - Goodrich Corp. - 7.875%	269,557
10,000	Preferredplus Trust - Goldman Sachs - 6.00%	209,000
14,500	Saturns MO 2003-2009 - 7.125%	353,655
500	Saturns - CSFB 2003 -2013 - 6.25%	11,010
25,500	Viacom Inc New 6.85%	561,510
29,000	Wachovia Capital Trust IV - 6.75%	580,870
	TOTAL THIRD PARTY TRUST PREFERREDS (Cost $9,817,945)	8,926,805	49.94%

	Investment Companies

	Closed-End Income Funds
58,000	John Hancock Income Securities Trust	745,300
59,871	John Hancock Patriot Premium Dividend Fund	595,717
5,000	MFS Government Markets Income Trust	33,750
50,000	Montgomery Street Income	806,500
72,000	Nuveen Multi - Strategy Income and Growth Fund	786,960
34,000	Nuveen Multi - Strategy Income and Growth Fund 2	374,000
27,600	Rivus Bond Fund	480,516
		3,822,743	21.38%

*  See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Closed-End Fund, Senior Securities
10,000	Gabelli Convertible and Income Securities Fund, Inc. - 6.00%	227,000
28,800	Gabelli Dividend & Income Fund - 5.875%	640,800
29,000	Royce Value Trust Inc. - 5.90%	637,130
		1,504,930	8.42%

	TOTAL INVESTMENT COMPANIES (Cost $5,592,054)	5,327,673	29.80%

	REIT Preferred Shares
26,200	Equity Residential - 6.48%, Series N	529,502
30,000	Kimco Realty - 6.650%, Series F	645,000
27,500	Prologis Trust G - 6.750%, Series G	578,050
20,000	Public Storage - 7.5%, Series V	446,000
10,000	Public Storage - 6.45%, Series X	188,000
	TOTAL REIT PREFERRED SHARES (Cost $2,738,600)	2,386,552	13.35%

	Money Market Securities
	First American Government Obligations Fund -
1,283,284	Class Y 4.13%, (Cost $1,283,284) (a)	1,283,284	7.18%

	TOTAL INVESTMENTS (Cost $19,431,883)	17,924,314	100.27%

	Liabilities in excess of other assets	(47,609)	(0.27%)

	TOTAL NET ASSETS	17,876,705	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Variable rate security; the coupon rate shown represents the rate at December 31, 2007.

ANCORA

EQUITY FUND

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the Group including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

ASSETS:

$15.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of December 31, 2007

ANCORA EQUITY FUND

INVESTMENT STRATEGY

■   Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■  Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■ Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
General Electric Co.	4.8%
Procter & Gamble	4.7%
Gabelli Dividend & Income Trust	4.6%
ITT Corporation	4.2%
International Gaming Technology	4.2%
Anadarko Petroleum, Inc.	4.2%
International Business Machines	4.2%
EMC Corp.	4.2%
Cisco Systems	4.0%
Intel Corporation	3.8%

INDUSTRY DIVERSIFICATION: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
Aerospace & Defense	4.69%
Computer & Telecom Equipment	19.74%
Consumer Products & Services	7.43%
Energy	9.43%
Entertainment & Media	14.20%
Financial Services	4.26%
Healthcare	8.65%
Machinery & Equipment	20.33%
Investment Companies	10.68%
Other	0.59%

AVERAGE ANNUAL RETURNS: DECEMBER 31, 2007 (d)
NAME	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA EQUITY FUND - C(b)	8.80%	7.56%	8.78%
ANCORA EQUITY FUND -D(b)	9.35%	8.21%	9.39%
S&P 500 INDEX(c)	5.49%	8.62%	8.95%
(a) Inception to data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up the index, your returns would be lower once fees and/or commissions are deducted.

(d)  Data is unaudited.

Six Months Ended 12/31/07

Best Performing Securities:

■ Apache Corporation

■ Anadarko Petroleum, Inc.

■ International Game Technology

■ Procter & Gamble

■ Goodrich Corporation

Worst Performing Securities:

■ Tyco International LTD.

■ Time Warner Inc.

■ John Hancock Bank & Thrift Fund

■ American Express Co.

■ Gabelli Dividend & Income Trust

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA EQUITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Aerospace & Defense
3,500	Boeing Co.	306,110
4,000	L-3 Communications Holdings, Inc.	423,760
		729,870	4.69%

	Computer & Telecom Equipment
23,000	Cisco Systems Inc. (a)	622,610
35,000	EMC Corp. (a)	648,550
22,000	Intel Corporation	586,520
6,000	International Business Machines Corp.	648,600
35,000	Xerox Corporation	566,650
		3,072,930	19.74%

	Consumer Products & Services
5,000	3M Company	421,600
10,000	Procter & Gamble	734,200
		1,155,800	7.43%

	Energy
10,000	Anadarko Petroleum, Inc.	656,900
5,000	Apache Corp.	537,700
10,000	Nabors Industries Ltd. (a)	273,900
		1,468,500	9.43%
	Entertainment & Media
15,000	International Game Technology	658,950
10,000	Royal Caribbean Cruises Ltd.	424,400
35,000	Time Warner, Inc.	577,850
17,000	Walt Disney Co.	548,760
		2,209,960	14.20%
	Financial Services
11.000	American Express Co.	572,220
5,000	First Horizon National Corporation	90,750
		662,970	4.26%
	Healthcare
6,000	Johnson & Johnson	400,200
5,000	Laboratory Corp. of America Holdings (a)	377,650
25,000	Pfizer Inc.	568,250
		1,346,100	8.65%
	Machinery & Equipment
3,000	Caterpillar Inc.	217,680
20,000	General Electric Co.	741,400
7,000	Honeywell International, Inc.	430,990
10,000	ITT Corporation	660,400
12,000	Snap-On Incorporated	578,880
5,000	Trinity Industries, Inc.	138,800
10,000	Tyco International LTD.	396,500
		3,164,650	20.33%

	TOTAL COMMON STOCKS (Cost $11,458,776)	13,810,780	88.73%

*  See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
11,000	Boulder Total Return Fund, Inc.	240,790
35,000	Gabelli Dividend & Income Trust	723,800
60,000	John Hancock Bank & Thrift Opportunity Fund	371,400
20,000	Nuveen Core Equity Alpha Fund	327,000
	TOTAL INVESTMENT COMPANIES (Cost $1,575,516)	1,662,990	10.68%

	TOTAL INVESTMENTS (Cost $13,034,292)	15,473,770	99.41%

	Other Assets Less Liabilities	92,431	0.59%

	TOTAL NET ASSETS	15,566,201	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at December 31, 2007.

ANCORA SPECIAL

OPPORTUNITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the Group including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

ASSET UNDER MANAGEMENT

$9.7 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of December 31, 2007

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT STRATEGY

■   Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■  Seeks to outperform the Wilshire 5000 with less volatility.

■  Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■  Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■  Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
Boulder Total Return Fund	6.8%
Gevity HR Inc.	6.4%
Gabelli Dividend & Income Trust	6.0%
Mace Security International	4.7%
AmeriServ Financial Inc.	4.5%
LSI Logic Corp.	3.8%
Journal Register	3.8%
Albany Molecular Research Inc.	3.7%
Health Management Association	3.7%
Yahoo! Inc.	3.6%

DIVERSIFICATION: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
Computer Equipment and Software	8.44%
Consumer Products and Services	5.96%
Corporate Services	6.37%
Entertainment & Media	6.39%
Financial	4.50%
Healthcare	12.45%
Insurance	2.64%
Internet Software and Services	3.61%
Homeland Security	3.30%
Machinery and Equipment	1.66%
Oil and Gas	3.09%
Affiliated Issuers	8.80%
Options	0.07%
Investment Companies	14.34%
Money Market Securities	5.93%
Other	12.45%

AVERAGE ANNUAL RETURNS: DECEMBER 31, 2007 (d)
NAME	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA SPECIAL OPP FUND - C(b)	-6.49%	0.25%	4.06%
ANCORA SPECIAL OPP FUND -D(b)	-6.21%	0.66%	4.52%
WILSHIRE 5000 INDEXc)	4.75%	7.37%	7.99%
(a) Inception to data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data.  Over 5,000 capitalization weighted security returns are used to adjust the index.  It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up the index, your returns would be lower once fees and/or commissions are deducted.

(d)  Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 12/31/07

Best Performing Securities

■ EDO Corporation

■ Leucadia National Corporation

■ Bio-Rad Laboratories, Inc.

■ Gevity HR Inc.

■ Albany Molecular Research Inc.

Worst Performing Securities

■ Gehl Co.

■ Journal Register Co.

■ Symmetricon, Inc.

■ Meridian Resource Corporation

■ Safeguard Scientific, Inc.

ANCORA SPECIAL OPPORTUNITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Computer Equipment & Software
25,000	Active Power Inc. (a)	55,000
140,000	Applied Digital Solutions (a)	58,800
70,000	LSI Logic Corp. (a)	371,700
70,000	Symmetricom, Inc. (a)	329,700
		815,200	8.44%

	Consumer Products & Services
100,000	Ashworth Inc. (a)	285,000
60,000	Nautilus Group	291,000
		576,000	5.96%

	Corporate Services
80,000	Gevity HR Inc.	615,200
		615,200	6.37%

	Entertainment & Media
210,000	Journal Register	369,600
15,000	Time Warner Inc.	247,650
		617,250	6.39%

	Financial
157,000	AmeriServ Financial Inc. (a)	434,890
		434,890	4.50%

	Healthcare
25,000	Albany Molecular Research Inc. (a)	359,500
265,000	Ore Pharmaceuticals Inc. (Gene Logic Inc.) (a)	214,650
60,000	Health Management Assocation	358,800
150,000	Safeguard Scientific, Inc. (a)	270,000
		1,202,950	12.45%

	Insurance
100,000	Quanta Capital Holdings Ltd. (a)	255,000
		255,000	2.64%

	Internet Software & Services
15,000	Yahoo! Inc. (a)	348,900	3.61%
		348,900

	Homeland Security
118,000	RAE Systems (a)	318,600	3.30%
		318,600

*  See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Machinery and Equipment
10,000	Gehl Co. (a)	160,400
		160,400	1.66%

	Oil and Gas
165,000	Meridian Resource Corp. (a)	298,650
		298,650	3.09%

	Affiliated Issuers
225,000	Mace Security International (a) (c)	456,750
74,000	Peak International, Ltd. (a) (c)	168,720
6,000	PVF Capital Corp. (c)	66,900
150,000	REMEC, Inc. (a) (c)	157,500
		849,870	8.80%

	TOTAL COMMON STOCKS (Cost $7,286,846)	6,492,910	67.21%

	Investment Companies
30,000	Boulder Total Return Fund	656,700
40,000	Dreyfus High Yield	149,600
28,000	Gabelli Dividend & Income Trust	579,040
	TOTAL INVESTMENT COMPANIES (Cost $1,238,621)	1,385,340	14.34%

	Options
150,000	Time Warner Inc. Calls 4/19/08 @ 22.50 (a)	7,500
	TOTAL OPTIONS (Cost $15,150)	7,500	0.07%

	Money Market Securities
572,487	First American Government Obligations Fund -	572,487	5.93%
	Class Y 4.13%, (Cost $572,487) (b)

	TOTAL INVESTMENTS (Cost $9,113,104)	8,458,237	87.55%

	Other assets less liabilities	1,203,135	12.45%

	TOTAL NET ASSETS	9,661,372	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at December 31, 2007.

c)

Fund, Advisor, and other related entities own more than 5% of security.

ANCORA HOMELAND

 SECURITY FUND

ANCORA HOMELAND SECURITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA HOMELAND SECURITY FUND SEEKS TO OBTAIN A HIGH TOTAL RETURN.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio based companies.

After the sale of the business in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysts.

FUND STATISTICS:

_________________________

ASSETS:

$3.0 MILLION*

_________________________

INCEPTION DATE:

JANUARY 10, 2006

_________________________

TICKERS:

CLASS C – ANHCX

CLASS D – ANHDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of December 31, 2007

ANCORA HOMELAND SECURITY FUND

INVESTMENT STRATEGY

■  Portfolio contains primarily U.S. companies that provide products or services intended to prevent physical attacks against citizens or protect them from the effects of physical attacks or natural disasters

■  Invests in companies that derive a significant portion of current sales or expected future growth from areas related to defending against terrorism or mitigating the effects of such attacks.

■  May take larger positions in a smaller number of companies than a “diversified” fund may take.

■  Seeks to capitalize on increased spending on security measures in both the government and the private sectors.

FUND POSITIONING

■  It is likely that the Homeland Security sector will see future growth as a result of significant increases in both government and private funding as the country responds to the need for increased security measures.

■  Stocks exposed to this sector may also provide some downside resistance to any market decline, which is precipitated by a terrorist event.

TOP HOLDINGS: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
OSI Systems Inc.	6.6%
FLIR Systems Inc.	6.2%
Cepheid Inc.	5.2%
L-3 Communications Holdings Inc.	4.9%
Applied Signal Technology	4.5%
Mine Safety Appliances Co.	4.3%
Cogent Inc.	4.1%
Mercury Computer Systems, Inc.	4.0%
Lakeland Industries	3.8%
Digimarc Corp.	3.6%

SECTOR DIVERSIFICATION: DECEMBER 31, 2007 (d)
NAME	% OF NET ASSETS
Aerospace & Defense	18.38%
Bio-Terror Detection and Defense	8.98%
Corporate & Personal Security	10.41%
Disaster Response	8.46%
Radiation Detection and Protection	3.41%
Surveillance & Border Security	24.87%
Transportation Security	16.55%
Affiliated Issuers	3.36%
Money Market Securities	6.33%
Other	-0.75%

AVERAGE ANNUAL RETURNS: DECEMBER 31, 2007 (d)
NAME	ONE YEAR	TWO YEARS	INCEP TD(a)
ANCORA HOMELAND FUND - C(b)	2.74%	-2.42%	-2.42%
ANCORA HOMELAND FUND -D(b)	3.26%	-1.90%	-1.90%
WILSHIRE 5000 INDEX(c)	4.75%	6.97%	6.97%
SPADE DEFENSE INDEX(c)	6.97%	19.53%	19.53%
(a) Inception to data reflects the annualized return since 1/10/06.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The SPADE Defense Index is a modified capitalization-weighted index comprised of publicly traded companies that benchmarks the performance of companies involved with defense, homeland security, and space.  The Wilshire 5000 Index measures the performance of all U.S equity securities with readily available price data.  Over 5,000 capitalization weighted security returns are used to adjust the index.  The SPADE Defense Index and the Wilshire 5000 are market indexes and not available for purchase.  If you were to purchase the securities that make up these indices, your returns would be lower once fees and/or commissions are deducted.

(d)  Data is unaudited.

Six Months Ended 12/31/07

Best Performing Securities:

■ Cepheid Co.

■ EDO Corporation

■ China Security & Surveillance

■ FLIR Systems Incorporated

■ Mercury Computer Systems, Inc.

Worst Performing Securities:

■ Emergent Biosolutions, Inc.

■ EFJ Inc.

■ Cogent Inc.

■ Mace Security

■ Verint Systems Inc.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA HOMELAND SECURITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 10, 2006 (commencement of Fund operations) and held through December 31, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA HOMELAND SECURITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Aerospace & Defense
2,000	AeroVironment, Inc. (a)	48,400
7,500	Allied Defense Group (a)	43,275
1,500	DRS Technologies	81,405
1,000	Esterline Technolgies Corp. (a)	51,750
7,500	Kopin Corp. (a)	23,700
1,400	L-3 Communications Holdings Inc.	148,316
1,000	ManTech International Corporation (a)	43,820
3,000	MTC Technologies (a)	70,500
12,000	Point Blank Solutions (a)	43,800
		554,966	18.38%

	Bio-Terror Detection and Defense
5,000	Acacia Research Combimatrix Group (a)	34,110
25,000	Carrington Laboratories, Inc. (a)	3,000
6,000	Cepheid Inc. (a)	158,100
15,00	Emergent Biosolutions, Inc. (a)	75,900
		271,110	8.98%

	Corporate and Personal Security
25,000	Actividentity Corp. (Activcard) (a)	97,000
21,000	Applied Digital Solutions Inc. (a)	8,820
10,000	Fortress International Group, Inc. (a)	48,500
12,500	Henry Bros. Electronics Inc. (a)	55,375
5,000	ID Systems, Inc. (a)	62,300
2,365	L-1 Identity Solutions Inc. (a)	42,452
		314,447	10.41%

	Disaster Response
10,000	Lakeland Industries (a)	114,700
2,500	Mine Safety Appliances Co.	129,675
40,000	TVI Corp. (a)	11,200
		255,575	8.46%

	Radiation Detection and Protection
27,500	Implant Sciences Corp. (a)	22,000
30,000	Rae Systems Inc. (a)	81,000
		103,000	3.41%

*  See accompanying notes which are an integral part of the financial statements

ANCORA HOMELAND SECURITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Surveillance and Border Security
5,000	Security With Advanced Technology, Inc. (a)	8,600
1,000	Analogic Corp.	67,720
10,000	Applied Signal Technology Inc.	135,800
1,000	Argon ST Inc. (a)	18,560
4,000	China Security & Surveillance, Inc. (a)	87,360
12,500	Digimarc Corp. (a)	110,250
17,500	EFJ Inc. (a)	48,125
6,000	FLIR Systems Inc. (a)	187,800
4,500	Lasercard Corp. (a)	47,700
2,000	Verint Systems Inc. (a)	39,100
		751,015	24.87%

	Transportation Security
1,000	American Science and Engineering Inc. (a)	56,750
11,000	Cogent Inc. (a)	122,650
10,000	Isonics Corp. (a)	860
7,500	Mercury Computer Systems, Inc. (a)	120,825
7,500	OSI Systems Inc. (a)	198,524
		499,609	16.55%

	Affiliated Issuers
50,000	Mace Security International (a) (c)	101,500
		101,500	3.36%

	TOTAL COMMON STOCKS (Cost $3,157,432)	2,851,222	94.42%

	Money Market Securities
191,180	First American Government Obligations Fund -	191,180	6.33%
	Class Y 4.13%, (b) (Cost $191,180)

	TOTAL INVESTMENTS (Cost $3,348,612)	3,042,402	100.75%

	Liabilities in excess of other assets	(22,828)	(0.75)%

	TOTAL NET ASSETS	3,019,574	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-interest producing

b)

Variable rate security; the coupon rate shown represents the rate at December 31, 2007.

c)

Fund, Advisor, and other related entities own more than 5% of security.

GETTING STARTED

GETTING STARTED

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
ANCORA HOMELAND SECURITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA SPECIAL OPPORTUNITY FUND CLASS D
ANCORA HOMELAND SECURITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000.  The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund or Ancora Homeland Security Fund, mailed to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.   In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672.  The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker.  Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund or Ancora Homeland Security Fund with subsequent minimum investments of $1,000.  However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

GETTING STARTED

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check.  Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora Special Opportunity Fund or Ancora Homeland Security Fund should be sent, along with the stub from a previous purchase or sale confirmation, to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  Funds may be wired by following the wire instructions for an initial purchase.

By Telephone.  Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number.  Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals.  Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated.  Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms.  The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business.  Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order.  All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs.  If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor.  For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

To The Shareholders and

Board of Trustees of

Ancora Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ancora Trust (the “Funds”), comprising Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund, and Ancora Homeland Security Fund as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended for Ancora Income Fund, Ancora Equity Fund, and Ancora Special Opportunity Fund and the statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the two periods in the period then ended for the Ancora Homeland Security Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Funds’ custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting the Ancora Trust, as of December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

Westlake, Ohio

February 27, 2008

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2007

			Ancora	Ancora
	Ancora	Ancora	Special	Homeland
	Income	Equity	Opportunity	Security
	Fund	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$19,431,883	$13,034,292	$8,202,094	$3,224,953
At Fair Value	$17,924,314	$15,473,770	$7,608,367	$2,940,902

Investments in Affiliated Issuers:
At Cost	-	-	$911,010	$123,659
At Fair Value	-	-	$849,870	$101,500

Cash	2,874	-	-	2,001
Interest receivable	5,730	1,537	1,231	1,240
Dividends receivable	30,366	18,650	3,670	100
Receivable for fund shares sold	132,150	-	2,000	-
Receivable for investments sold	22,887	536,897	1,313,932	-
Prepaid expenses	1,339	1,083	992	1,193
Total assets	18,119,660	16,031,937	9,780,062	3,046,936

Liabilities
Payable for investments purchased	204,573	348,973	85,633	-
Payable for fund shares purchased	-	-	-	8,000
Payable to Custodian Bank	-	76,295	-	-
Payable to advisor	15,357	14,011	8,798	2,573
12b-1 fees payable	6,596	10,025	5,733	2,747
Administration fees payable	1,520	1,401	880	263
Accrued expenses	14,909	15,031	17,646	13,779
Total liabilities	242,955	465,736	118,690	27,362

Net Assets:	$17,876,705	$15,566,201	$9,661,372	$3,019,574
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	19,918,797	12,883,838	10,659,811	3,325,763
Accumulated net realized gain (loss) on:
Investment securities	(534,523)	242,885	(343,572)	21
Net unrealized appreciation (depreciation) on:
Investment securities	(1,507,569)	2,439,478	(654,867)	(306,210)

Net Assets	$17,876,705	$15,566,201	$9,661,372	$3,019,574

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of December 31, 2007 (continued)

			Ancora	Ancora
	Ancora	Ancora	Special	Homeland
	Income	Equity	Opportunity	Security
	Fund	Fund	Fund	Fund

Shares Outstanding	2,034,007	1,272,872	2,152,648	337,240

Class C:

Net assets applicable to Class C shares	11,123,878	10,765,711	5,702,958	2,029,067

Shares outstanding (unlimited numbers of shares authorized)	1,267,878	884,785	1,282,770	227,412

Net asset value, offering price, and
redemption price per share	8.77	12.17	4.45	8.92

Class D:

Net assets applicable to Class D shares	6,752,827	4,800,490	3,958,414	990,507

Shares outstanding (unlimited numbers of	766,129	388,087	869,878	109,828
shares authorized)

Net asset value and offering price per share, and redemption price per share	8.81	12.37	4.55	9.02

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the Year-Ended December 31, 2007

			Ancora	Ancora
	Ancora	Ancora	Special	Homeland
	Income	Equity	Opportunity	Security
	Fund	Fund	Fund	Fund

Investment Income
Dividend income	$1,334,936	$304,911	$128,069	$9,188
Interest income	62,559	59,068	81,008	11,370
Total Income	1,397,495	363,979	209,077	20,558

Expenses
Investment advisor fee	183,246	167,156	124,124	31,819
12b-1 fees
Class C	58,085	83,158	53,405	15,677
Class D	16,769	14,069	13,229	2,773
Fund accounting expenses	29,848	29,051	32,573	18,687
Transfer agent expenses	9,249	9,375	9,328	4,625
Legal expenses	7,273	7,273	7,273	7,273
Administration expenses	18,324	16,716	12,413	3,188
Insurance expenses	846	814	675	172
Custodian expenses	6,667	3,781	6,691	2,051
Auditing expenses	11,692	12,728	12,686	10,974
Printing expenses	1,734	1,729	1,768	1,288
Trustees expenses	3,799	3,799	3,017	2,200
Miscellaneous expenses	1,030	1,777	1,252	1,167
Registration expenses	1,216	1,455	1,686	1,469
Total Expenses	349,778	352,881	280,120	103,363

Net Investment Income (Loss)	1,047,717	11,098	(71,043)	(82,805)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(137,602)	1,254,516	1,159,573	291,497
Net realized gain (loss) on affiliated investment securities	3,464	-	2,002	-
Capital gain distributions from investment companies	1,336	88,435	60,437	-
Change in unrealized appreciation
(depreciation) on investment securities	(1,675,156)	113,064	(1,783,659)	(122,691)
Net realized and unrealized gain (loss) on investment securities	(1,807,958)	1,456,015	(561,647)	168,806
Net increase (decrease) in net assets resulting from operations	$(760,241)	$1,467,113	$(632,690)	$86,001

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora	Ancora
	Income Fund	Income Fund
	Year Ended	Year Ended
	12/31/07	12/31/06

Increase (Decrease) in Net Assets Operations
Net investment income (loss)	1,047,717	$926,866
Net realized gain (loss) on investment securities	(137,602)	(83,955)
Net realized gain (loss) on affiliated investment securities	3,464	-
Capital gain distributions from investment companies	1,336	-
Change in net unrealized appreciation (depreciation)	(1,675,156)	579,830
Net increase (decrease) in net assets resulting from operations	(760,241)	1,422,741

Distributions
From net investment income, Class C	(652,723)	(615,844)
From net investment income, Class D	(394,994)	(311,022)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	(25,412)	(50,698)
From return of capital, Class D	(16,921)	(29,176)
Total distributions	(1,090,050)	(1,006,740)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,885,694	2,159,214
Shares issued in reinvestment of dividends	216,202	192,727
Shares redeemed	(1,212,173)	(2,272,824)
	889,723	79,117
Capital Share Transactions - Class D
Proceeds from sale of shares	2,503,171	1,556,791
Shares issued in reinvestment of dividends	301,247	172,085
Shares redeemed	(1,539,220)	(738,299)
	1,265,198	990,577

Net increase in net assets resulting from capital share transactions	2,154,921	1,069,693

Total increase in net assets	304,630	1,485,694

Net Assets
Beginning of period	$17,572,075	$16,086,381
End of period	$17,876,705	$17,572,075
Accumulated undistributed net investment income	-	-

Capital Share Transactions - C Shares
Shares sold	200,315	225,541
Shares issued in reinvestment of distributions	23,086	20,212
Shares repurchased	(128,558)	(237,278)
Net increase from capital share transactions	94,843	8,475

Capital Share Transactions - D Shares
Shares sold	261,978	161,661
Shares issued in reinvestment of distributions	32,077	17,916
Shares repurchased	(160,226)	(76,760)
Net increase from capital share transactions	133,829	102,817

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora	Ancora
	Equity Fund	Equity Fund
	Year Ended	Year Ended
	12/31/07	12/31/06

Increase (Decrease) in Net Assets Operations
Net investment income (loss)	$11,098	($13,296)
Net realized gain (loss) on investment securities	1,254,516	340,308
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	88,435	11,330
Change in net unrealized appreciation (depreciation)	113,064	1,563,149
Net increase (decrease) in net assets resulting from operations	1,467,113	1,901,491

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	(20,629)	-
From short-term capital gains, Class C	(54,456)	(362)
From short-term capital gains, Class D	(24,341)	(251)
From long-term capital gains, Class C	(668,794)	(229,147)
From long-term capital gains, Class D	(298,944)	(129,358)
From return of capital, Class C	-	(77,443)
From return of capital, Class D	-	(43,798)
Total distributions	(1,067,164)	(480,359)

Capital Share Transactions - Class C
Proceeds from sale of shares	3,296,026	1,844,327
Shares issued in reinvestment of dividends	400,410	174,676
Shares redeemed	(3,552,753)	(1,320,690)
	143,683	698,313
Capital Share Transactions - Class D
Proceeds from sale of shares	856,655	757,813
Shares issued in reinvestment of dividends	232,040	121,814
Shares redeemed	(2,478,662)	(1,578,915)
	(1,389,967)	(699,288)

Net increase (decrease) in net assets resulting from capital share transactions	(1,246,284)	(975)

Total increase (decrease) in net assets	(846,335)	1,420,157

Net Assets
Beginning of period	$16,412,536	$14,992,379
End of period	$15,566,201	$16,412,536
Accumulated undistributed net investment income	-	-

Capital Share Transactions - C Shares
Shares sold	270,656	164,022
Shares issued in reinvestment of distributions	32,369	14,524
Shares repurchased	(290,383)	(112,902)
Net increase from capital share transactions	12,642	65,644

Capital Share Transactions - D Shares
Shares sold	69,125	66,600
Shares issued in reinvestment of distributions	18,445	9,988
Shares repurchased	(193,831)	(141,146)
Net increase (decrease) from capital share transactions	(106,261)	(64,558)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

 STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special	Ancora Special
	Opportunity Fund	Opportunity Fund
	Year Ended	Year Ended
	12/31/07	12/31/06

Increase (Decrease) in Net Assets Operations
Net investment income (loss)	($71,043)	($18,375)
Net realized gain (loss) on investment securities	1,159,573	(215,741)
Net realized gain (loss) on affiliated investment securities	2,002	-
Capital gain distributions from investment companies	60,437	30,900
Change in net unrealized appreciation (depreciation)	(1,783,659)	768,129
Net increase (decrease) in net assets resulting from operations	(632,690)	564,913

Distributions
From short-term capital gains, Class C	(330,089)	(7,206)
From short-term capital gains, Class D	(218,593)	(6,013)
From long-term capital gains, Class C	(437,648)	(10,527)
From long-term capital gains, Class D	(289,821)	(10,287)
From return of capital, Class C	-	(212,541)
From return of capital, Class D	-	(171,780)
Total distributions	(1,276,151)	(418,354)

Capital Share Transactions - Class C
Proceeds from sale of shares	851,540	2,082,544
Shares issued in reinvestment of dividends	281,711	72,668
Shares redeemed	(1,615,699)	(834,966)
	(482,448)	1,320,246
Capital Share Transactions - Class D
Proceeds from sale of shares	1,064,975	664,422
Shares issued in reinvestment of dividends	315,437	107,085
Shares redeemed	(2,802,320)	(1,860,061)
	(1,421,908)	(1,088,554)

Net increase (decrease) in net assets resulting from capital share transactions	(1,904,356)	231,692

Total increase (decreases) in net assets	(3,813,197)	378,251

Net Assets
Beginning of period	$13,474,569	$13,096,318
End of period	$9,661,372	$13,474,569
Accumulated undistributed net investment income	-	-

Capital Share Transactions - C Shares
Shares sold	156,105	391,761
Shares issued in reinvestment of distributions	60,453	13,517
Shares repurchased	(299,416)	(152,483)
Net increase (decrease) from capital share transactions	(82,858)	252,795

Capital Share Transactions - D Shares
Shares sold	191,045	123,230
Shares issued in reinvestment of distributions	66,129	19,588
Shares repurchased	(498,953)	(363,730)
Net increase (decrease) from capital share transactions	(241,779)	(220,912)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora	Ancora
	Homeland Fund	Homeland Fund
	Year Ended	Year Ended
	12/31/07	12/31/06 (a)

Increase (Decrease) in Net Assets Operations
Net investment income (loss)	(82,805)	($58,281)
Net realized gain (loss) on investment securities	291,497	(19,551)
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	(122,691)	(183,519)
Net increase (decrease) in net assets resulting from operations	86,001	(261,351)

Distributions
From short-term capital gains, Class C	(22,245)	-
From short-term capital gains, Class D	(10,297)	-
From long-term capital gains, Class C	(119,295)	-
From long-term capital gains, Class D	(55,220)	-
Total distributions	(207,057)	-

Capital Share Transactions - Class C
Proceeds from sale of shares	439,611	2,016,814
Shares issued in reinvestment of dividends	69,169	-
Shares redeemed	(196,518)	(57,802)
	312,262	1,959,012
Capital Share Transactions - Class D
Proceeds from sale of shares	65,102	1,523,435
Shares issued in reinvestment of dividends	39,918	-
Shares redeemed	(224,934)	(272,814)
	(119,914)	1,250,621

Net increase in net assets resulting from capital share transactions	192,348	3,209,633

Total increase in net assets	71,292	2,948,282

Net Assets
Beginning of period	$2,948,282	-
End of period	$3,019,574	$2,948,282
Accumulated undistributed net investment income	-	-

Capital Share Transactions - C Shares
Shares sold	45,697	201,490
Shares issued in reinvestment of distributions	7,601	-
Shares repurchased	(21,176)	(6,200)
Net increase from capital share transactions	32,122	195,290

Capital Share Transactions - D Shares
Shares sold	6,678	152,585
Shares issued in reinvestment of distributions	4,339	-
Shares repurchased	(23,371)	(30,403)
Net increase (decrease) from capital share transactions	(12,354)	122,182

*See accompanying notes which are an integral part of the financial statements.

(a)  For the period January 10, 2006 (commencement of operations) through December 31, 2007.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora	Ancora	Ancora	Ancora
	Income Fund Year Ended	Income Fund Year Ended	Income Fund Year Ended	Income Fund Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$9.72	$9.48	$9.97	$10.00

Income from investment operations
Net investment income (loss)	0.53 (e)	0.51(e)	0.53(e)	0.50
Net realized and unrealized gain (loss)	(0.93)	0.28	(0.47)	(0.03)
Total from investment operations	(0.40)	0.79	0.06	0.47

Less Distributions to shareholders:
From net investment income	(0.53)	(0.51)	(0.52)	(0.50)
From net realized gain	-	-	-	-
From return of capital	(0.02)	(0.04)	(0.03)	-
Total distributions	(0.55)	(0.55)	(0.55)	(0.50)

Net asset value, end of period	$8.77	$9.72	$9.48	$9.97

Total Return (c)	(4.34)%	8.60%	0.60%	4.89% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	11,124	11,399	11,043	7,585
Ratio of expenses to average net assets (f)	2.00%	2.00%	2.00%	2.00% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.00%	2.04%	2.19%	2.51% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	5.62%	5.30%	5.38%	5.54% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	5.62%	5.26%	5.17%	5.03% (d)
Portfolio turnover rate	60.85%	39.89%	87.08%	84.62%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora	Ancora	Ancora	Ancora
	Equity Fund Year Ended	Equity Fund Year Ended	Equity Fund Year Ended	Equity Fund Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$11.95	$10.94	$11.25	$10.00

Income from investment operations
Net investment income (loss)	(0.01) (e)	(0.03) (e)	(0.12) (e)	(0.13)
Net realized and unrealized gain (loss)	1.07	1.40	0.35	1.38
Total from investment operations	1.06	1.37	0.23	1.25

Less Distributions to shareholders:
From net realized gain	(0.84)	(0.27)	(0.54)	-
From return of capital	-	(0.09)	-	-
Total distributions	(0.84)	(0.36)	(0.54)	-

Net asset value, end of period	$12.17	$11.95	$10.94	$11.25

Total Return (c)	8.80% (b)	12.49%	1.98%	12.50% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$10,766	$10,420	$8,823	$6,415
Ratio of expenses to average net assets (f)	2.28%	2.30%	2.53%	2.92% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.28%	2.30%	2.53%	2.92% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	(0.10)%	(0.26)%	(1.06)%	(1.77)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	(0.10)%	(0.26)%	(1.06)%	(1.77)% (d)
Portfolio turnover rate	56.21%	67.09%	58.79%	45.33%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora Special Opportunity	Ancora Special Opportunity	Ancora Special Opportunity	Ancora Special Opportunity
	Fund Year Ended	Fund Year Ended	Fund Year Ended	Fund Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$5.40	$5.33	$5.82	$5.00

Income from investment operations
Net investment income (loss)	(0.04) (e)	(0.02) (e)	(0.07) (e)	(0.04)
Net realized and unrealized gain (loss)	(0.28)	0.26	0.09	0.98
Total from investment operations	(0.32)	0.24	0.02	0.94

Less Distributions to shareholders:
From net realized gain	(0.63)	(0.01)	(0.51)	(0.12)
From return of capital	-	(0.16)	-	-
Total distributions	(0.63)	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$4.45	$5.40	$5.33	$5.82

Total Return (c)	(6.49%)	4.52%	0.47%	18.73% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$5,703	$7,376	$5,927	$3,925
Ratio of expenses to average net assets	2.47%	2.38%	2.64%	3.16% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	2.47%	2.38%	2.64%	3.16% (d)
Ratio of net investment income (loss) to
average net assets	(0.77)%	(0.43)%	(1.30)%	(1.07)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.77)%	(0.43)%	(1.30)%	(1.07)% (d)
Portfolio turnover rate	133.31%	22.18%	156.99%	110.48%

*See accompanying notes which are an integral part of the financial statements.

(a)

 For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

 Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora Homeland	Ancora Homeland
	Fund Year Ended	Fund Year Ended
	12/31/07	12/31/06 (a)

Selected Per Share Data
Net asset value, beginning of period	$9.27	$10.00

Income from investment operations
Net investment income (loss) (e)	(0.26)	(0.22)
Net realized and unrealized gain (loss)	0.53	(0.51)
Total from investment operations	0.27	(0.73)

Less Distributions to shareholders:
From net realized gain	(0.62)	-
Total distributions	(0.62)	-

Net asset value, end of period	$8.92	$9.27

Total Return (c)	2.74%	(7.30)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,029	$1,810
Ratio of expenses to average net assets	3.39%	3.64% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	3.39%	3.64% (d)
Ratio of net investment income (loss) to
average net assets	(2.75)%	(2.32)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(2.75)%	(2.32)% (d)
Portfolio turnover rate	22.61%	2.93%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 10, 2006 (commencement of operations) through December 31, 2006.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora	Ancora	Ancora	Ancora
	Income Fund Year Ended	Income Fund Year Ended	Income Fund Year Ended	Income Fund Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$9.76	$9.52	$9.99	$10.00

Income from investment operations
Net investment income (loss)	0.56 (e)	0.53 (e)	0.55 (e)	0.51
Net realized and unrealized gain (loss)	(0.94)	0.29	(0.47)	(0.02)
Total from investment operations	(0.38)	0.82	0.08	0.49

Less Distributions to shareholders:
From net investment income	(0.56)	(0.53)	(0.54)	(0.50)
From net realized gain	-	-	-	-
From return of capital	(0.01)	(0.05)	(0.01)	-
Total distributions	(0.57)	(0.58)	(0.55)	(0.50)

Net asset value, end of period	$8.81	$9.76	$9.52	$9.99

Total Return (c)	(4.07%)	8.87%	0.80%	5.10% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$6,753	$6,173	$5,043	$3,322
Ratio of expenses to average net assets (f)	1.75%	1.75%	1.75%	1.75% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	1.75%	1.79%	1.96%	2.26% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	5.89%	5.57%	5.59%	5.88% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	5.89%	5.53%	5.44%	5.37% (d)
Portfolio turnover rate	60.85%	39.89%	87.08%	84.62%

*See accompanying notes which are an integral part of the financial statements.

a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

b)

Not annualized.

c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

d)

Annualized.

e)

Net investment income (loss) per share is based on average shares outstanding.

f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora	Ancora	Ancora	Ancora
	Equity Fund Year Ended	Equity Fund Year Ended	Equity Fund Year Ended	Equity Fund Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$12.12	$11.04	$11.30	$10.00

Income from investment operations
Net investment income (loss)	0.05 (e)	0.02 (e)	(0.03) (e)	(0.12)
Net realized and unrealized gain (loss)	1.09	1.42	0.31	1.42
Total from investment operations	1.14	1.44	0.28	1.30

Less Distributions to shareholders:
From net investment income	(0.05)	-	-	-
From net realized gain	(0.84)	(0.27)	(0.54)	-
From return of capital	-	(0.09)	-	-
Total distributions	(0.89)	(0.36)	(0.54)	-

Net asset value, end of period	$12.37	$12.12	$11.04	$11.30

Total Return (c)	9.35%	13.01%	2.46%	13.00% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$4,800	$5,993	$6,170	$2,487
Ratio of expenses to average net assets (f)	1.78%	1.80%	2.10%	2.43% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	1.78%	1.80%	2.10%	2.43% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	0.39%	0.20%	(0.57)%	(1.35)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	0.39%	0.20%	(0.57)%	(1.35)% (d)
Portfolio turnover rate	56.21%	67.09%	58.79%	45.33%

*See accompanying notes which are an integral part of the financial statements.

(a)

 For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

 Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora Special Opportunity	Ancora Special Opportunity	Ancora Special Opportunity	Ancora Special Opportunity
	Fund Year Ended	Fund Year Ended	Fund Year Ended	Fund Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$5.49	$5.38	$5.85	$5.00

Income from investment operations
Net investment income (loss)	(0.02) (e)	0.01 (e)	(0.04) (e)	(0.03)
Net realized and unrealized gain (loss)	(0.29)	0.27	0.08	1.00
Total from investment operations	(0.31)	0.28	0.04	0.97

Less Distributions to shareholders:
From net realized gain	(0.63)	(0.01)	(0.51)	(0.12)
From return of capital	-	(0.16)	-	-
Total distributions	(0.63)	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$4.55	$5.49	$5.38	$5.85

Total Return (c)	(6.21)%	5.23%	0.79%	19.33% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$3,958	$6,098	$7,170	$3,284
Ratio of expenses to average net assets	1.97%	1.88%	2.18%	2.67% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	1.97%	1.88%	2.18%	2.67% (d)
Ratio of net investment income (loss) to
average net assets	(0.31)%	0.19%	(0.81)%	(0.76)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.31)%	0.19%	(0.81)%	(0.76)% (d)
Portfolio turnover rate	133.31%	22.18%	156.99%	110.48%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora Homeland	Ancora Homeland
	Fund Year Ended	Fund Year Ended
	12/31/07	12/31/06 (a)

Selected Per Share Data
Net asset value, beginning of period	$9.32	$10.00

Income from investment operations
Net investment income (loss) (e)	(0.22)	(0.17)
Net realized and unrealized gain (loss)	0.54	(0.51)
Total from investment operations	0.32	(0.68)

Less Distributions to shareholders:
From net realized gain	(0.62)	-
Total distributions	(0.62)	-

Net asset value, end of period	$9.02	$9.32

Total Return (c)	3.26%	(6.80)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$991	$1,139
Ratio of expenses to average net assets	2.93%	3.14% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	2.93%	3.14% (d)
Ratio of net investment income (loss) to
average net assets	(2.28)%	(1.78)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(2.28)%	(1.78)% (d)
Portfolio turnover rate	22.61%	2.93%

*See accompanying notes which are an integral part of the financial statements.

(a)

 For the period January 10, 2006 (commencement of operations) through December 31, 2006.

(b)

 Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

December 31, 2007

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”), and Ancora Homeland Security Fund (“Homeland Security Fund”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  The Homeland Security Fund’s investment objective is to obtain a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, other than Homeland Security Fund, is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

FASB 157 - In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. SFAS No. 157 provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management is evaluating the application of SFAS No. 157 to the Funds and believes the impact will be limited to expanding disclosures resulting from the adoption of SFAS No. 157 on the Funds’ financial statements.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Effective June 29, 2007 the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the period ended December 31, 2007, the Funds did not have a liability for any unrecognized tax benefits.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, and Homeland Security Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

At December 31, 2007, the following reclassifications were made:  The Income Fund had a reclassification of $42,333 from distributions in excess of net investment income to paid in capital.  The Equity Fund had a reclassification of $9,531 from distributions in excess of net investment income to net realized gains.  The Special Opportunity Fund had a reclassification of $71,043 of net investment loss to net realized gains.  Homeland Security Fund had a reclassification of $64,868 of net investment loss to net realized gains and $17,937 of distributions in excess of short term capital gains to paid in capital.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each funds’ relative net assets or other appropriate basis as determined by the Board.

FINANCIAL REVIEW

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, Special Opportunity Fund and Homeland Security Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the year ended December 31, 2007, the Advisor earned fees of $183,246 from the Income Fund, $167,156 from the Equity Fund, $124,124 from the Special Opportunity Fund, and $31,819 from the Homeland Security Fund.  At December 31, 2007, payables to the Advisor were $15,357, $14,011, $8,798, and $2,573 for the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, Special Opportunity, and Homeland Security Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund. No waivers occurred for the year ended December 31, 2007.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the year ended December 31, 2007 the fees paid were as follows:

FINANCIAL REVIEW

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the year ended December 31, 2007, Ancora Capital Inc. earned $18,324 from the Income Fund, $16,716 from the Equity Fund, $12,413 from the Special Opportunity Fund, and $3,188 from the Homeland Security Fund.  As of December 31, 2007, Ancora Capital Inc. was owed $1,520, $1,401, $880, and $263 by the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges each Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the year ended December 31, 2007, Ancora Securities Inc. received commissions on security transactions of $26,469 for the

Income Fund, $15,122 for the Equity Fund, $29,109 for the Special Opportunity Fund, and $1,139 for Homeland Security Fund.

Effective December 31, 2007, the Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Advisor and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

NOTE 4. INVESTMENTS

For the year ended December 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

At December 31, 2007, the costs of securities for federal income tax purposes were $19,489,447, $13,079,226, $9,468,833, and $3,348,612 for the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund respectively.

FINANCIAL REVIEW

NOTE 4. INVESTMENTS - continued

As of December 31, 2007, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2007 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund Class C	92.87%
Income Fund Class D	94.10%
Equity Fund Class C	96.06%
Equity Fund Class D	97.05%
Special Opportunity Fund Class C	96.11%
Special Opportunity Fund Class D	96.14%
Homeland Security Fund Class C	97.35%
Homeland Security Fund Class D	100.00%

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2007, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $476,959, of which $62,995 expires in 2012, $316,587 expires in 2014 and $97,377 expires in 2015. To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

FINANCIAL REVIEW

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2007 is as follows:

The tax character of distributions paid during the year ended December 31, 2006 is as follows:

FINANCIAL REVIEW

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses and losses on wash sales.  The Income Fund has elected to defer post-October losses of $12,969 and the Special Opportunity Fund has elected to defer post-October losses of $106,816.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (Unaudited)

The Funds disclose their portfolio holdings in the following manner: (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended June 30, 2007, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/07	12/31/07	07/01/07 to 12/31/07
Actual
Class C	$1,000.00	$975.68	$9.96
Class D	$1,000.00	$978.57	$8.73
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.12	$10.16
Class D	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 2.00% and 1.75% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/07	12/31/07	07/01/07 to 12/30/07
Actual
Class C	$1,000.00	$1,014.91	$11.58
Class D	$1,000.00	$1,017.16	$9.05
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,013.71	$11.57
Class D	$1,000.00	$1,016.23	$9.05

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.28% and 1.78% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/07	12/31/07	01/01/07 to 06/30/07
Actual
Class C	$1,000.00	$900.14	$11.83
Class D	$1,000.00	$901.77	$9.44
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.75	$12.53
Class D	$1,000.00	$1,015.27	$10.01

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.47% and 1.97% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora Homeland	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/07	12/31/07	01/01/07 to 06/30/07
Actual
Class C	$1,000.00	$981.83	$16.93
Class D	$1,000.00	$984.03	$14.65
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,008.12	$17.16
Class D	$1,000.00	$1,010.44	$14.85

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 3.39% and 2.93% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Dean of the College of Business Administration and Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
University of Akron
Akron, OH 44325
59
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
71
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
60
Austin J. Mulhern	Trustee	Since	Chairman and financial advisor of Tenth Floor, LLC (Internet marketing and technology company) from 2001 to the present; Senior Vice President and Chief Financial Officer of FirstMerit Corporation from 1998 to 1999.	4	None.
10630 Wyndtree Drive Concord, Ohio 44077		November 15, 2005
65
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003	Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	4	The Stephen Company (TSC)
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122,
64
Officers:
David W. Kuhr 2000 Auburn Dr. Cleveland, OH 44122 46	Chief Compliance Officer	Since October 1, 2003	Ancora Advisors LLC, Chief Compliance Officer; Ancora Securities, Inc., Director of Compliance; Ancora Capital Inc., Director of Compliance	4	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 34	Secretary	Since August 2, 2003	Ancora Advisors LLC, CFO; Ancora Securities, Inc., CFO and Director; Ancora Capital Inc., CFO and Director; Ancora entities, member of the Executive Committee	4	None.

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Austin J. Mulhern

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

David W. Kuhr, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio  44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses.  Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member FINRA/SIPC

One Chagrin Highlands

2000 Auburn Drive Suite 300

Cleveland, Ohio 44122

Phone: 1-866-6AN-CORA

Fax:  216-825-4001

Web:  www.ancora.ws

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have been  no_ amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Ancora Securities

FY 2006

$ 44,100

$ N/A

FY 2007

$ 36,000

$ N/A

(b)

Audit-Related Fees

Registrant

Adviser

FY 2006

$ N/A

$ N/A

FY 2007

$ 1,618.41

$ N/A

Nature of the fees:

Consent estimate.

(c)

Tax Fees

Registrant

Adviser

FY 2006

$ 4,200

$ N/A

FY 2007

$ 8,000

$ N/A

Nature of the fees:

$ 3,000 1120-RIC estimate per engagement letter, not yet billed.  $ 1,500 Form 8613 estimate, not yet billed.

(d)

All Other Fees

Registrant

Adviser

FY 2006

$ N/A

$ N/A

FY 2007

$ N/A

$ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A  %

N/A %

Tax Fees:

N/A  %

N/A %

All Other Fees:

N/A  %

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2006

$ N/A

$ N/A

FY

2007

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 8, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12:  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: March 10, 2008